UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     September  30,  2008

Check here if Amendment:     ___     ; Amendment Number:     _____
This Amendment (Check only one.)     ___ is a restatement.
                                   ___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Eastbourne Capital Management, L.L.C.
Address:     Street1101 Fifth Avenue, Suite 370
          San Rafael, CA  94901

Form 13F File Number:     28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric M. Sippel, Esq.
Title:     Chief Operating Officer
Phone:     415-448-1200

Signature, Place and Date of Signing:

     Eric M. Sippel          San Rafael, CA                November 12, 2008

Report Type (Check only one.):

 X     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:          18

Form 13F Information Table Value Total:        1,144,344


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.




NAME OF ISSUER                    TITLE OF    CUSIP    VALUE     SHARES    SH/  INV.  OTHER  VOTING AUTH
                                   CLASS               X1000               PRN  DISC   MGR      SOLE
Amylin Pharmaceuticals, Inc.      COMM      032346108  347784  17,200,000  SH   SOLE          17,200,000
Bank of America Corp.             COMM      060505104   47250   1,350,000  SH   SOLE           1,350,000
ConocoPhillips                    COMM      20825C104   17902     244,400  SH   SOLE             244,400
Devon Energy Corporation          COMM      25179M103   18194     199,496  SH   SOLE             199,496
Goldman Sachs Group, Inc.         COMM      38141G104   49280     385,000  SH   SOLE             385,000
Helca Mining Co.                  COMM      422704106   70393  15,041,188  SH   SOLE          15,041,188
Illumina, Inc.                    COMM      452327109    9695     239,200  SH   SOLE             239,200
JP Morgan Chase & Co.             COMM      46625H100   18680     400,000  SH   SOLE             400,000
Merrill Lynch & Co., Inc.         COMM      590188108   94875   3,750,000  SH   SOLE           3,700,000
MGIC Investment Corp.             COMM      552848103   87900  12,503,600  SH   SOLE          12,503,600
Old Republic International Corp.  COMM      680223104   82748   6,490,000  SH   SOLE           6,490,000
Pain Therapeutics, Inc.           COMM      69562K100  108211  11,075,874  SH   SOLE          11,075,874
Radian Group Inc.                 COMM      750236101   21935   4,352,268  SH   SOLE           4,352,268
Sandisk Corp.                     COMM      80004C101   15196     777,270  SH   SOLE             777,270
Synopsys, Inc.                    COMM      871607107    1655      82,954  SH   SOLE              82,954
Telik, Inc.                       COMM      87959M109    7574  11,475,000  SH   SOLE          11,475,000
U.S. Bancorp                      COMM      902973304   75642   2,100,000  SH   SOLE           2,100,000
Wells Fargo & Company             COMM      949746101   69431   1,850,000  SH   SOLE           1,850,000


11/08 EDGAR FILING Form 13F